================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-9477

                               -----------------

                         ING VARIABLE INSURANCE TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                         7337 E. DOUBLETREE RANCH ROAD
                             SCOTTSDALE, AZ 85258
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WITH COPIES TO:

          THERESA K. KELETY, ESQ.               JEFFREY S. PURETZ, ESQ.
           ING INVESTMENTS, LLC                       DECHERT LLP
       7337 E. DOUBLETREE RANCH ROAD              1775 I STREET, N.W.
           SCOTTSDALE, AZ 85258                   WASHINGTON, DC 20006

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

                               -----------------

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 - June 30, 2010

================================================================================

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-09477
Reporting Period: 07/01/2009 - 06/30/2010
ING Variable Insurance Trust

=================== ING GET U.S. Core Portfolio - Series  5 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series  6 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series  7 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series  8 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series  9 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series 10 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series 11 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series 12 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series 13 ====================

This fund had no proxy voting activity during the reporting period.

=================== ING GET U.S. Core Portfolio - Series 14 ====================

This fund had no proxy voting activity during the reporting period.

==============================END N-PX REPORT===================================

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VARIABLE INSURANCE TRUST

By:  /s/ Shaun P. Mathews
     --------------------------------------
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 27, 2010